General - Narrative (Details) ₪ in Millions					1 Months Ended		3 Months Ended			12 Months Ended
	Apr. 04, 2021 USD ($)	Apr. 01, 2021 USD ($)	Nov. 25, 2018 USD ($)	Nov. 25, 2018 ILS (₪)	Sep. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 25, 2018 ILS (₪)
Business Acquisition [Line Items]
Non-Cash Expenses Related To Impairment Of Assets And Write-Offs								$ 60,004
Purchase price contingent consideration											$ 385,011,000	$ (218,000)	$ 357,144,000
Goodwill							$ 1,550,552,000				1,550,552,000	1,316,768,000
Acquired other intangible assets												219,575,000
Deferred payment											60,560,000
Evacuation receivable sold												$ 345,000
Evacuation receivable fair value											51,800
Forecast
Business Acquisition [Line Items]
Deferred payment										$ 54,270,000
Night Vision Business
Business Acquisition [Line Items]
Purchase price					$ 351,500,000
Israeli Affiliated Company
Business Acquisition [Line Items]
Purchase price						$ 11,800,000
Ownership interest acquired						100.00%						19.00%
Purchase price contingent consideration						$ 4,050,000						$ 509,000
Goodwill						9,200,000
Acquired other intangible assets						$ 2,700,000
IMI Systems Ltd.
Business Acquisition [Line Items]
Purchase price			$ 520,000,000	₪ 1,900
Ownership interest acquired			100.00%											100.00%
Purchase price contingent consideration			$ 380,000,000											₪ 1,400
Goodwill							$ 142,511,000				$ 142,511,000
Deferred payments			24,000,000									30,800,000		₪ 90
Premises evacuation grants			$ 365,000,000	₪ 1,365
BAE Systems Rokar International Ltd
Business Acquisition [Line Items]
Purchase price contingent consideration		$ 31,400,000
Goodwill		$ 25,000,000
Sparton Corporation
Business Acquisition [Line Items]
Purchase price contingent consideration	$ 350,000
Goodwill	$ 194,500,000
Federmann Group
Business Acquisition [Line Items]
Ownership percentage							44.20%				44.20%
Commercial cybersecurity Israeli subsidiary
Business Acquisition [Line Items]
Net gain related to revaluation									$ 42,000,000
Surgeon-centered visualization technologies Israeli subsidiary
Business Acquisition [Line Items]
Net gain related to revaluation									$ 3,500,000		$ 11,100,000	16,727,000
Proceeds from Sale of Other Investments												$ 48,000,000
Acquisition and other non-recurring expenses | Night Vision Business
Business Acquisition [Line Items]
Acquisition and other non-recurring expenses							$ 55,030,000